Divestitures	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
Divestitures

Fiscal 2019 Separation of USPS

On May 31, 2018, DXC completed the USPS Separation and Mergers to form Perspecta, an independent public company.

Implementation of the USPS Separation and DXC's post-Separation relationship with Perspecta is governed by several agreements, including the following:

•	a Separation and Distribution Agreement;

•	an Employee Matters Agreement;

•	a Tax Matters Agreement;

•	an Intellectual Property Matters Agreement;

•	a Transition Services Agreement;

•	a Real Estate Matters Agreement; and,

•	a Non-US Agency Agreement.

These agreements provide for the allocation of assets, employees, liabilities and obligations (including property, employee benefits, litigation, and tax-related assets and liabilities) between DXC and Perspecta attributable to periods prior to, at and after the USPS Separation. In addition, DXC and Perspecta have service and commercial contracts that generally extend through fiscal 2023.

Pursuant to the Separation and Distribution Agreement, Perspecta made a net cash payment of $984 million to DXC, which reflects transaction consideration of $1,050 million less $66 million in principal amount of debt that was outstanding at a subsidiary of Perspecta. Perspecta financed the payment through borrowings under a new senior secured term loan facility.

The following is a summary of the assets and liabilities of USPS that have been classified as assets and liabilities of discontinued operations:

As of
(in millions)	March 31, 2018
Assets:
Cash and cash equivalents	$68
Receivables, net	432
Prepaid expenses	75
Other current assets	6
Total current assets of discontinued operations	581
Intangible assets, net	912
Goodwill	2,033
Property and equipment, net	283
Other assets	135
Total non-current assets of discontinued operations	3,363
Total assets	$3,944

Liabilities:
Short-term debt and current maturities of long-term debt	$155
Accounts payable	195
Accrued payroll and related costs	22
Accrued expenses and other current liabilities	346
Deferred revenue and advance contract payments	53
Income tax payable	18
Total current liabilities of discontinued operations	789
Long-term debt, net of current maturities	214
Non-current deferred revenue	7
Non-current income tax liabilities and deferred tax liabilities	163
Other long-term liabilities	72
Total long-term liabilities of discontinued operations	456
Total liabilities	$1,245

The following is a summary of the operating results of USPS which have been reflected within income from discontinued operations, net of tax:

(in millions)	Fiscal Year Ended March 31, 2018
Revenue	$2,823

Costs of services	2,104
Selling, general and administrative	152
Depreciation and amortization	169
Restructuring costs	14
Interest expense	15
Other expense, net	2
Total costs and expenses	2,456
Total income from discontinued operations, before income taxes	367
Income tax expense	131
Total income from discontinued operations	$236

The following selected financial information of USPS is included in the statements of cash flows:

(in millions)	Fiscal Year Ended March 31, 2018
Depreciation	$70
Amortization	$99
Capital expenditures	$(18)

Fiscal 2016 Divestiture of NPS

On November 27, 2015, CSC divested its former NPS segment.The NPS Separation was made pursuant to the terms of a master separation and distribution agreement and several other agreements, including an intellectual property ("IP") agreement. Pursuant to the IP matters agreement, CSC granted CSRA Inc. ("CSRA") perpetual, royalty-free, non-assignable licenses to certain software products, trademarks and workflow and design methodologies for an annual net maintenance fee of $30 million per year for each of the five years following the NPS Separation in exchange for maintenance services. The IP matters agreement was amended in February 2017, pursuant to which CSC assigned to CSRA the IP rights CSRA had previously licensed. In exchange, CSRA paid CSC $65 million and was released from the obligation to pay the annual net maintenance fee. During fiscal 2017 and 2016, the Company recognized total revenues of $125 million and $35 million, respectively, for services rendered to CSRA under the IP matters agreement and various commercial agreements. Included in fiscal 2017 revenues was $20 million of revenues under the IP matters agreement which was recorded as deferred revenue and advance contract payments during fiscal 2016.

The following is a summary of the operating results of NPS which were reclassified as discontinued operations:

Fiscal Year Ended
(in millions)	April 1, 2016(1)
Revenues	$2,504
Costs of services	1,935
Selling, general and administrative	52
Depreciation and amortization	90
Restructuring costs	1
Separation and merger costs	103
Interest expense	15
Other income, net	(21)
Income from discontinued operations before income taxes	329
Income tax expense	(138)
Income from discontinued operations, net of tax	$191

(1) Results for fiscal 2016 reflect NPS's operating results through the NPS Separation date of November 27, 2015.

During the fiscal year ended April 1, 2016 the Company incurred $122 million of costs in connection with the NPS Separation, primarily related to professional fees associated with preparation of regulatory filings and separation activities within finance, tax, legal and information system functions. Income from discontinued operations, net of taxes includes $103 million of these costs, and the remaining amount of $19 million was included within loss from continuing operations.

As a result of the NPS Separation, no gain or loss on disposition was recognized; however, discontinued operations included the results of the fiscal 2016 sale of Welkin Associates Limited, a wholly owned subsidiary in the NPS segment to a strategic investor for consideration of $34 million on which a gain of $22 million was realized. At the time of disposition, the Welkin divestiture did not qualify to be presented as discontinued operations since it did not represent a strategic shift that would have a major effect on CSC's operations or financial results.

The following selected financial information of NPS is included in the statements of cash flows:

Fiscal Year Ended
(in millions)	April 1, 2016(1)
Depreciation	$75
Amortization	$15
Capital expenditures	$(75)
Significant operating non-cash items:
Net gain on disposition of business	$22
Significant investing non-cash items:
Capital expenditures through capital lease obligations	$—
Capital expenditures in accounts payable	$(7)
Disposition of assets	$(8)

(1) Selected financial information for fiscal 2016 reflect cash flows through the NPS Separation date of November 27, 2015.